The movements in the write-down of inventories to the net realizable value, for which the additions, reversals and write-offs were recorded against Cost of Sales, are presented in the table below: (Details) - BRL (R$)
R$ in Thousands
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Beginning balance	R$ (75,705)	R$ (68,157)
Additions	(292,012)	(207,898)
Reversals	163,332	85,816
Write-offs	107,606	114,803
Exchange rate variation	84	(269)
Ending balance	(96,695)	(75,705)
Provision For Adjustment To Realizable Value [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	(31,155)	(10,712)
Additions	(163,274)	(106,357)
Reversals	163,332	85,816
Write-offs
Exchange rate variation	71	98
Ending balance	(31,026)	(31,155)
Provision For Deterioration [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	(29,831)	(42,526)
Additions	(118,691)	(91,237)
Reversals
Write-offs	94,500	104,115
Exchange rate variation	7	(183)
Ending balance	(54,015)	(29,831)
Provision For Obsolescense [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	(14,719)	(14,919)
Additions	(10,047)	(10,304)
Reversals
Write-offs	13,106	10,688
Exchange rate variation	6	(184)
Ending balance	R$ (11,654)	R$ (14,719)